DEFERRED GRANT (Details Narrative)			3 Months Ended		12 Months Ended
	Jul. 24, 2024 USD ($)	Jul. 24, 2024 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Grant received					$ 226,877	$ 154,709
Outstanding expense in accounts payable and accrued liabilities					105,799
Grant Income			64,189
Grant Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Grant received	$ 226,877	€ 209,056
Outstanding expense in accounts payable and accrued liabilities			30,250		17,944
Restricted Cash			17,832		67,732
Grant Income			$ 64,189		$ 156,885	$ 154,709